Investments (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments
Carrying Value	$ 25,357	$ 27,707
Less valuation allowance	(398)	(512)
Net commercial mortgage loans	24,959	27,195
Fixed maturity securities
Investments
Fixed maturity securities on deposit with various governmental authorities	737	797
70% and less | Maximum
Investments
Loan-to-value percentage	70.00%
71 - 80% | Minimum
Investments
Loan-to-value percentage	71.00%
71 - 80% | Maximum
Investments
Loan-to-value percentage	80.00%
81 - 95% | Minimum
Investments
Loan-to-value percentage	81.00%
81 - 95% | Maximum
Investments
Loan-to-value percentage	95.00%
Commercial mortgage loans
Investments
% of Gross Mortgage Loans	100.00%	100.00%
Debt-Service Coverage ratio	2.01%	1.87%
Decrease in loan valuation allowance	114
Commercial mortgage loans | Minimum
Investments
Carrying Value	385	396
Commercial mortgage loans | Maximum
Investments
Carrying Value	2,402	2,469
Commercial mortgage loans | 70% and less
Investments
Carrying Value	17,166	20,657
% of Gross Mortgage Loans	67.70%	74.60%
Debt-Service Coverage ratio	2.41%	2.11%
Commercial mortgage loans | 71 - 80%
Investments
Carrying Value	2,972	1,284
% of Gross Mortgage Loans	11.70%	4.60%
Debt-Service Coverage ratio	1.14%	1.52%
Commercial mortgage loans | 81 - 95%
Investments
Carrying Value	$ 5,219	$ 5,766
% of Gross Mortgage Loans	20.60%	20.80%
Debt-Service Coverage ratio	1.16%	1.09%
Commercial mortgage loans | Investment portfolio | Geographic Concentration Risk | California, New York and Washington
Investments
Concentration percentage	46.00%